(Loss) / Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2023
(Loss) / Earnings per Share [Abstract]
Net Earnings per Common Share
The calculation of net income per common share is summarized below:

	June 30,
	2023	2022

Net (loss) / income	$(3,507)	$9,606
Less: Dividends to non-vested participating securities	(76)	-
Net (loss) / income attributable to common shareholders, basic	$(3,583)	$9,606

Net (loss) / income attributable to common shareholders, diluted	$(3,583)	$9,606

Weighted average common shares outstanding, basic	18,196,521	17,243,721
Effect of dilutive securities:
Warrants	-	307,814
Non-vested participating securities	-	255,953
Weighted average common shares outstanding, diluted	18,196,521	17,807,488

Net (loss) / income per share attributable to common shareholders, basic	$(0.20)	$0.56
Net (loss) / income per share attributable to common shareholders, diluted	$(0.20)	$0.54